Business Acquisition - Schedule of Fair Value of Consideration Transferred (Details)	Jan. 08, 2019 USD ($) $ / shares shares
Business Combinations [Abstract]
Common shares issued and outstanding | shares	24,717,270
Common shares reserved for issuance upon conversion of the outstanding Series B Preferred Stock | shares	2,312,500
Total Common shares | shares	27,029,770
Closing price per share of MedoveX Common stock on January 8, 2019 | $ / shares	$ 0.40
Value of common shares	$ 10,811,908
Fair value of outstanding warrants and options	2,220,000
Cash consideration to RMS	(350,000)
Total consideration	$ 12,681,908